Basis of Preparation - Additional Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018	Apr. 01, 2019
Disclosure of financial assets and liabilities at date of initial application of IFRS 16 [Line Items]
Lease liabilities	¥ 369,459	¥ 0
Property, plant and equipment	1,386,370	1,331,931	[1]
Cash flows from (used in) financing activities	(1,005,213)	2,946,237	[2]	¥ (326,226)
Adoption of IFRS 16
Disclosure of financial assets and liabilities at date of initial application of IFRS 16 [Line Items]
Lease liabilities	396,736	¥ 233,578			¥ 217,325
Weighted average lessee's incremental borrowing rate					280.00%
Cash flows from (used in) financing activities	¥ 32,943
Adoption of IFRS 16 | Right-of-use assets
Disclosure of financial assets and liabilities at date of initial application of IFRS 16 [Line Items]
Property, plant and equipment					¥ 199,256

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[2]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Cash Flows for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.